Exhibit 99.1

Nissan Auto Lease Trust 2016-A

Servicer Report

Collection Period Start	1-Nov-17	Distribution Date	15-Dec-17
Collection Period End	30-Nov-17	30/360 Days	30
Beg. of Interest Period	15-Nov-17	Actual/360 Days	30
End of Interest Period	15-Dec-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,392,866,550.14	776,165,133.74	719,090,003.10	0.5162663
Total Securities		1,392,866,550.14	776,165,133.74	719,090,003.10	0.5162663
Class A-1 Notes	0.620000%	154,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.220000%	407,000,000.00	46,234,719.40	1,733,611.79	0.0042595
Class A-2b Notes	1.630280%	115,000,000.00	13,063,864.20	489,841.17	0.0042595
Class A-3 Notes	1.490000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.650000%	114,000,000.00	114,000,000.00	114,000,000.00	1.0000000
Certificates	0.000000%	222,866,550.14	222,866,550.14	222,866,550.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	44,501,107.61	47,005.30	109.3393307	0.1154921
Class A-2b Notes	12,574,023.03	17,748.13	109.3393307	0.1543316
Class A-3 Notes	(0.00)	471,833.33	(0.0000000)	1.2416667
Class A-4 Notes	0.00	156,750.00	0.0000000	1.3750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	57,075,130.64	693,336.76

Nissan Auto Lease Trust 2016-A

Servicer Report

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	10,546,103.84
Monthly Interest	3,666,966.23

Total Monthly Payments	14,213,070.07
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	541,912.08
Aggregate Sales Proceeds Advance	23,058,054.78

Total Advances	23,599,966.86
Vehicle Disposition Proceeds:
Reallocation Payments	31,189,054.41
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	12,748,929.81
Excess Wear and Tear and Excess Mileage	284,271.26
Remaining Payoffs	0.00
Net Insurance Proceeds	815,435.65
Residual Value Surplus	722,298.21

Total Collections	83,573,026.27

Nissan Auto Lease Trust 2016-A

Servicer Report

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	22,312,969.41			1,571
Involuntary Repossession	204,183.00			16
Voluntary Repossession	201,392.00			14
Full Termination	8,390,684.00			652
Bankruptcty	79,826.00			4
Insurance Payoff		805,188.26		51
Customer Payoff			469,438.96	27
Grounding Dealer Payoff			7,926,147.57	401
Dealer Purchase			2,655,670.05	124

Total	31,189,054.41	805,188.26	11,051,256.58	2,860

Nissan Auto Lease Trust 2016-A

Servicer Report

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	43,503	912,365,434.43	7.00000%	776,165,133.74
Total Depreciation Received		(13,504,454.06)		(10,469,910.38)
Principal Amount of Gross Losses	(94)	(1,711,202.56)		(1,461,172.68)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,246)	(21,514,323.69)		(18,432,446.56)
Scheduled Terminations	(1,632)	(30,603,626.31)		(26,711,601.02)

Pool Balance—End of Period	40,531	845,031,827.81		719,090,003.10
Remaining Pool Balance
Lease Payment				127,462,159.64
Residual Value				591,627,843.46

Total				719,090,003.10

III. DISTRIBUTIONS

Total Collections				83,573,026.27
Reserve Amounts Available for Distribution				0.00

Total Available for Distribution				83,573,026.27
1. Amounts due Indenture Trustee as Compensation or Indemnity				0.00
2. Reimbursement of Payment Advance				473,726.98
3. Reimbursement of Sales Proceeds Advance				20,289,077.05
4. Servicing Fee:
Servicing Fee Due				646,804.28
Servicing Fee Paid				646,804.28
Servicing Fee Shortfall				0.00

Total Trustee, Advances and Servicing Fee Paid				21,409,608.31

Nissan Auto Lease Trust 2016-A

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	47,005.30
Class A-2a Notes Monthly Interest Paid	47,005.30
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	17,748.13
Class A-2b Notes Monthly Interest Paid	17,748.13
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	471,833.33
Class A-3 Notes Monthly Interest Paid	471,833.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

Nissan Auto Lease Trust 2016-A

Servicer Report

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	156,750.00
Class A-4 Notes Monthly Interest Paid	156,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	693,336.76
Total Note and Certificate Monthly Interest Paid	693,336.76
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	61,470,081.20
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	57,075,130.64
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	57,075,130.64
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

Nissan Auto Lease Trust 2016-A

Servicer Report

7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	4,394,950.56
IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,964,332.75
Required Reserve Account Amount	20,892,998.25
Beginning Reserve Account Balance	20,892,998.25
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,892,998.25
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	4,394,950.56
Gross Reserve Account Balance	25,287,948.81
Remaining Available Collections Released to Seller	4,394,950.56
Total Ending Reserve Account Balance	20,892,998.25

Nissan Auto Lease Trust 2016-A

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			9.13
Monthly Prepayment Speed			100%
Lifetime Prepayment Speed			89%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,412,728.60
Securitization Value of Defaulted Receivables and Casualty Receivables		1,461,172.68	94
Aggregate Defaulted and Casualty Gain (Loss)		(48,444.08)
Pool Balance at Beginning of Collection Period		776,165,133.74
Net Loss Ratio
Current Collection Period		-0.0062%
Preceding Collection Period		-0.0314%
Second Preceding Collection Period		0.0088%
Third Preceding Collection Period		-0.0455%
Cumulative Net Losses for all Periods		0.2611%	3,637,359.43

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.92%	7,154,730.16	411
61-90 Days Delinquent	0.19%	1,485,594.81	94
91-120 Days Delinquent	0.05%	391,209.04	22
More than 120 Days	0.02%	142,318.20	7

Total Delinquent Receivables:	1.16%	9,173,852.21	534

Nissan Auto Lease Trust 2016-A

Servicer Report

61+ Days Delinquencies as Percentage of Receivables	Amount	Number
Current Collection Period	0.26%	0.28%
Preceding Collection Period	0.25%	0.26%
Second Preceding Collection Period	0.29%	0.29%
Third Preceding Collection Period	0.33%	0.33%
60 Day Delinquent Receivables	2,670,244.21
Delinquency Percentage	0.34%
Delinquency Trigger	4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	30,703,653.41	2,223
Securitization Value	32,903,466.22	2,223

Aggregate Residual Gain (Loss)	(2,199,812.81)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	218,638,838.69	15,428
Cumulative Securitization Value	228,329,828.17	15,428

Cumulative Residual Gain (Loss)	(9,690,989.48)

Nissan Auto Lease Trust 2016-A

Servicer Report

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	30,129,333.91
Reimbursement of Outstanding Advance	20,289,077.05
Additional Advances for current period	23,058,054.78

Ending Balance of Residual Advance	32,898,311.64

Beginning Balance of Payment Advance	1,386,861.51
Reimbursement of Outstanding Payment Advance	473,726.98
Additional Payment Advances for current period	541,912.08

Ending Balance of Payment Advance	1,455,046.61

Nissan Auto Lease Trust 2016-A

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge- offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO